Total Capital and Loss Per Common Unit - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jan. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Limited Partners' Capital Account [Line Items]
Proceeds from offering				$ 116,003
Distributions payable or paid on the preferred units		$ 8,000	$ 11,900	$ 23,400	$ 36,700
Cash distributions per common unit (dollars per share)		$ 0.01	$ 0.01	$ 0.03	$ 0.13
General partner
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)				59.50%
General partner | General partner
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)				51.00%
Teekay Corporation
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)				49.00%
Public
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)				26.70%
Public | Teekay Corporation
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)				13.80%
Series E Preferred Units
Limited Partners' Capital Account [Line Items]
Preferred stock dividend rate	8.875%
Liquidation preference (dollars per share)	$ 25.00
Convertible Preferred Stock
Limited Partners' Capital Account [Line Items]
Antidilutive securities (in shares)			37,300,000		51,300,000
Over-Allotment Option | Series E Preferred Units
Limited Partners' Capital Account [Line Items]
Units issued (shares)	4,800,000.0
LIBOR | Series E Preferred Units
Limited Partners' Capital Account [Line Items]
Preferred stock variable rate	6.407%
Preferred Partner | Preferred Units
Limited Partners' Capital Account [Line Items]
Units issued (shares)				4,800,000
Proceeds from offering				$ 116,003
Limited Partner
Limited Partners' Capital Account [Line Items]
Cash distributions per common unit (dollars per share)		$ 0.35	$ 0.35	$ 0.35	$ 0.35
Common unit equivalent warrants
Limited Partners' Capital Account [Line Items]
Antidilutive securities (in shares)		72,300,000	11,000,000	72,300,000	8,200,000
Restricted units
Limited Partners' Capital Account [Line Items]
Antidilutive securities (in shares)		100,000	100,000	100,000	400,000